[GRAPHIC OMITTED]                   One Franklin Parkway
FRANKLIN TEMPLETON                  San Mateo, CA 94403-1906
   INVESTMENTS
                                    tel   650/312-2000
                                    franklintempleton.com





August 29, 2008

VIA EDGAR (CIK 0000757010)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549
Attention: John C. Grzeskiewicz, Esq.
           Christina L. DiAngelo


   Re:  Franklin Tax-Free Trust
   File No.:  333-152778

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the "Securities Act"), is Pre-Effective Amendment No. 1 (the "Amended N-14") to the Registration Statement on Form N-14 of Franklin Tax-Free Trust (the "Registrant"), which was initially filed on August 5, 2008 (the "Initial N-14 Filing"). Pursuant to the requirements of Rule 461 of the Securities Act the undersigned officers of the Registrant and Franklin/Templeton Distributors, Inc., the principal underwriter of the Registrant, respectfully request that the effectiveness of the Registrant's Registration Statement on Form N-14, as amended by the Amended N-14, filed herewith, be accelerated to September 4, 2008. Compared to the Initial N-14 Filing, the Amended N-14 adds the incorporation by reference of the June 30, 2008 Annual Report for Franklin California Limited-Term Tax-Free Income Fund and updates financial and certain other information. It is our understanding that you have previously discussed the possible acceleration of the Amended N-14 with Peter M. Hong of Stradley Ronon Stevens & Young, LLP.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are also incorporated by reference into the Registration Statement: (1) Prospectus dated July 1, 2008, as supplemented to date, for Franklin Federal Limited-Term Tax-Free Income Fund; (2)Statement of Additional Information dated July 1, 2008 for Franklin Federal Limited-Term Tax-Free Income Fund; (3) Annual Report for Franklin Federal Limited-Term Tax-Free Income Fund for the fiscal year ended February 29, 2008; (4) Annual Report for New York Limited-Term Fund for thefiscal year ended September 30, 2007; (5) Semi-Annual Report for Franklin New York Limited-Term Tax-Free Income Fund for the period ended March 31, 2008; and (6) Annual Report for Franklin California Limited-Term Tax-Free Income Fund for the fiscal year ended June 30, 2008.

In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant's filing; (ii) should the U.S. Securities and Exchange Commission ("Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Questions related to this filing should be directed to Peter M. Hong, Esquire at
(202) 419-8429 or, in his absence, to Bruce Bohan (650) 312-3504.

Very truly yours,



/s/ David P. Goss                       /s/ Steven J. Gray
Vice President                          Secretary
Franklin Tax-Free Trust                 Franklin/Templeton Distributors, Inc.

Enclosures